UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file	811-21417
number

NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York,	New York 10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including	212-739-3371
area code:

Date of fiscal year	January 31, 2008
end:

Date of reporting	July 31, 2007
period:

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549 0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

#000000	NFJ Dividend, Interest & Premium Strategy Fund NFJ Dividend, Interest & Premium Strategy Fund Nicholas-Applegate Equity & Convertible Income Fund S e m i - A n n u a l R e p o r t J u l y 31 , 2 0 0 7

Contents
Letter to Shareholders	1
Performance & Statistics	2-3
Schedules of Investments	4-14
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Notes to Financial Statements	18-21
Financial Highlights	22-23
Annual Shareholder Meeting Results/Subsequent Dividend Declarations	24
Matters Relating to the Trustees Consideration of the Advisory & Sub-Advisory Agreements	25-28

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund Letter to Shareholders

July 31, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the NFJ Dividend Interest & Premium Strategy Fund and the Nicholas-Applegate Equity & Convertible Income Fund (collectively the “Funds”) for the periods ended July 31, 2007. Nicholas-Applegate Equity & Convertible Income Fund commenced operations on February 27, 2007.

U.S. stocks posted relatively volatile performance during the reporting period. Strong secular growth in the global economy contributed to solid corporate earnings growth and advancing market conditions during the middle of the period. Concerns over housing and credit markets weakness fueled market declines at the beginning and end of the period.

In this environment, large-cap stocks generally outperformed small-cap stocks and growth stocks generally outperformed value stocks. Large-cap value stocks, as represented by the Russell 1000 Value Index, returned 0.05% for the reporting period, while large-cap growth stocks, as measured by the Russell 1000 Growth Index, returned 3.79% .

Following a steady succession of interest-rate increases, the Federal Reserve Board (the “Fed”) set short-term interest rates at 5.25%, before the period began, and held firm to that level through the period. During the period, the Fed cited mixed signals in the economy, most notably weakness in housing, elevated levels of core inflation and steady, moderate economic growth.

Please refer to the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources are available on our Web site at www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and NFJ Investment Group L.P., Nicholas-Applegate Capital Management LLC and Oppenheimer Capital, the Funds’ sub-advisers, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & Chief Executive Officer

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Performance & Statistics
July 31, 2007 (unaudited)

•   For the six months ended July 31, NFJ Dividend, Interest & Premium Strategy Fund returned 1.99% on net asset value (NAV) and (4.38)% on market price.

•   Within the equity portion of the portfolio, an overweighting in energy and materials and an underweighting in financials aided Fund performance. Additionally, stock selection within the energy, consumer discretionary and consumer staples sectors contributed positively. Specifically, Occidental Petroleum, Petroleo Brasileiro, Marathon Oil, Whirlpool, VF Corp, Coca-Cola, Kraft Foods and SuperValu posted strong results during the period. Other contributors to performance included TXU in utilities, Dow Chemical in materials and Deluxe Corp in industrials.

•   Detracting from performance within the equity portion during the reporting period was an underweighting in industrials and stock selection in telecommunications and materials. Detractors in these sectors included Windstream, AT&T and Lyondell Chemical. Other performance detractors included Masco in industrials, Pfizer in healthcare and Regions Financial in financials.

•   During the period, the Fund achieved its equity-index option strategy objectives with respect to premiums collected and correlation to the underlying portfolio. Performance was bolstered by increased volatility during the period.

•   The convertible portion of the portfolio followed the broad equity move higher, as corporate profits continued to exceed expectations. Industrial companies benefited from robust first quarter earnings and impressive operating improvements. Energy companies moved higher on solid corporate profits, attractive valuations and higher energy prices. Select financials moved lower on concerns that tighter lending standards would impact future mergers and acquisition activity. The Fund had no exposure to sub-prime mortgages during the reporting period.

Total Return(1) :	Market Price	Net Asset Value (“NAV”	)
Six months	(4.38)%	1.99)%
1 year	14.21%	13.31%
Commencement of Operations (2/28/05) to 7/31/07	6.30%	10.88%

Market Price/NAV Performance: Commencement of Operations (2/28/05) to 7/31/07	Market Price/NAV:
	Market Price		$23.77
	NAV		$25.20
	Discount to NAV		(5.67)%
	Market Price Yield(2)		8.83%
		Investment Allocation (as a percentage of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per common share at July 31, 2007.

NFJ Dividend, Interest & Premium Strategy Fund
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Nicholas-Applegate Equity & Convertible Income Fund Performance & Statistics
July 31, 2007 (unaudited)

•  From the Fund’s inception on February 27, 2007 through July 31, 2007, the Nicholas-Applegate Equity & Convertible Income Fund returned 4.82% on net asset value (NAV) and (4.16)% on market price.

•  Within the equity portion of the portfolio, an overweighting in industrials and materials contributed positively to Fund performance. Additionally, stock selection in the consumer discretionary and energy sectors benefitted performance positively. Specifically, CSX Corp, Freeport-McMoRan Copper & Gold, Johnson Controls, Inc. and National Oilwell Varco performed particularly well.

•  Detracting from Fund performance within the equity portion of the portfolio was an overweighting in healthcare and stock selection in financials and consumer staples. Detractors within these sectors included CME Group, Inc., Blackrock, Inc. and Molson Coors Brewing Co. Other performance detractors included Cognizant Technology Solutions in information technology and Bristol-Meyers Squibb in healthcare.

•  The Fund’s equity index option strategy enhanced overall performance as volatility increased from historic lows at the start of February. The strategy benefited from moderate volatility during May and June. July was marked with substantially-higher volatility, as liquidity fears and sub-prime mortgage concerns continued to fuel investor pessimism and ultimately resulted in a market sell-off.

•  The convertible portion followed the broad equity move higher, as corporate profits continued to exceed expectations. Industrial companies benefited from robust first quarter earnings and impressive operating improvements. Energy companies moved higher on solid corporate profits, attractive valuations and higher energy prices. Select financials moved lower on concerns that tighter lending standards would impact future merger and acquisition activity. The Fund had no exposure to sub-prime mortgages during the reporting period.

Total Return(1) :	Market Price	Net Asset Value (“NAV”	)
Commencement of Operations (2/27/07) to 7/31/07	(4.16)%	4.82%

Market Price/NAV Performance: Commencement of Operations (2/27/07) to 7/31/07	Market Price/NAV:
	Market Price		$23.47
	NAV		$24.44
	Discount to NAV		(3.97)%
	Market Price Yield(2)		9.59%
		Investment Allocation (as a percentage of total investments before call options written)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of the specified period from the value at the end of the period and dividing the remainder by the value of the investment at the begining of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend to shareholders by the market price per common share at July 31, 2007.

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares
(000)		Value
COMMON STOCK—74.6%
	Banking—7.5%
900	Bank of America Corp. (a)	$42,678,000
800	KeyCorp (a)	27,752,000
2,000	Regions Financial Corp. (a)	60,140,000
1,000	Wachovia Corp. (a)	47,210,000
		177,780,000
	Beverages—3.4%
800	Anheuser-Busch Cos., Inc. (a)	39,016,000
800	Coca-Cola Co.	41,688,000
		80,704,000
	Capital Markets—1.7%
550	Merrill Lynch & Co., Inc.	40,810,000
	Chemicals—3.7%
2,000	Dow Chemical Co. (a)	86,960,000
	Commercial Services—0.7%
400	R.R. Donnelley & Sons Co. (a)	16,904,000
	Computers & Peripherals—3.7%
300	International Business Machines Corp.	33,195,000
2,300	Seagate Technology, Inc.	54,073,000
		87,268,000
	Diversified Financial Services—0.7%
400	JP Morgan Chase & Co. (a)	17,604,000
	Energy Equipment & Services—1.6%
545	GlobalSantaFe Corp.	39,110,634
	Food—1.6%
1,137	Kraft Foods, Inc.—Cl. A	37,240,320
	Gas—1.1%
677	KeySpan Corp.	28,133,505
	Household Durables—1.8%
102	Black & Decker Corp.	8,812,826
600	Stanley Works	33,198,000
		42,010,826
	Household Products—1.3%
450	Kimberly-Clark Corp.	30,271,500
	Independent Power Producers & Energy Traders—1.7%
625	TXU Corp.	40,800,825
	Insurance—3.3%
700	Allstate Corp. (a)	37,205,000
400	Lincoln National Corp. (a)	24,128,000
350	Travelers Cos., Inc.	17,773,000
		79,106,000
	Leisure Equipment & Products—0.4%
400	Mattel, Inc.	9,164,000
	Media—3.7%
1,200	CBS Corp.—Cl. B	38,064,000
1,000	Gannett Co., Inc. (a)	49,900,000
		87,964,000

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares
(000)			Value
	Multi-Utilities—0.7%
300	Sempra Energy		$15,816,000
	Oil & Gas—14.0%
1,000	Anadarko Petroleum Corp. (a)		50,330,000
600	Chevron Corp. (a)		51,156,000
600	ConocoPhillips		48,504,000
743	Marathon Oil Corp.		41,013,600
900	Occidental Petroleum Corp.		51,048,000
200	PetroChina Co., Ltd., ADR		29,452,000
952	Petroleo Brasileiro SA, ADR		61,784,800
			333,288,400
	Pharmaceuticals—8.8%
1,700	GlaxoSmithKline PLC, ADR		86,836,000
600	Merck & Co., Inc. (a)		29,790,000
4,000	Pfizer, Inc. (a)		94,040,000
			210,666,000
	Real Estate (REIT)—0.7%
500	Duke Realty Corp.		16,345,000
	Road and Rail—1.6%
700	Norfolk Southern Corp.		37,646,000
	Telecommunications—5.4%
500	AT&T, Inc. (a)		19,580,000
700	Verizon Communications, Inc. (a)		29,834,000
5,750	Windstream Corp. (a)		79,120,000
			128,534,000
	Textiles, Apparel & Luxury Goods—0.0%
10	VF Corp.		857,900
	Thrift & Mortgage Finance—2.2%
400	Freddie Mac		22,908,000
800	Washington Mutual, Inc. (a)		30,024,000
			52,932,000
	Tobacco—3.3%
600	Altria Group, Inc. (a)		39,882,000
650	Reynolds American, Inc. (a)		39,760,500
			79,642,500

	Total Common Stock (cost-$1,728,588,328)		1,777,559,410

CONVERTIBLE PREFERRED STOCK—16.2%
		Credit Rating
		(Moody’s/S&P)
	Agriculture—0.6%
117	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	14,117,350
	Automotive—0.5%
575	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	12,767,419

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares
(000)		Credit Rating		Value
	Banking—1.1%
195	Washington Mutual Capital Trust, 5.375%, 5/3/41, Ser. UNIT	A3	/BBB	$10,409,100
131	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL	Aa1	/AA+	15,838,956
				26,248,056
	Commercial Services—0.3%
161	United Rentals, Inc., 6.50%, 8/1/28	B3	/B-	7,735,680
	Diversified Financial Services—6.3%
389	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (d)	Aa1	/AA	11,511,255
416	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3	/NR	10,140,000
	Goldman Sachs Group, Inc.,
495	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3	/NR	13,211,160
608	20.00%, 12/31/07, Ser. TWX (Time Warner, Inc.) (f)	Aa3	/NR	10,600,926
322	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (f)	Aa3	/NR	12,492,348
187	Lazard Ltd, 6.625%, 5/15/08	Ba1	/NR	6,014,470
	Lehman Brothers Holdings, Inc.,
430	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (f)	A1	/A+	11,235,900
206	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (f)	A1	/A+	12,445,080
348	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (f)	A1	/A+	14,425,719
	Morgan Stanley,
184	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (f)	Aa3	/AA-	13,186,954
337	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (f)	Aa3	/AA-	11,649,691
26	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (f)	Aa3	/NR	11,568,482
362	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (f)	Aa3	/NR	11,268,261
				149,750,246
	Electric—1.8%
244	AES Trust III, 6.75%, 10/15/29	B3	/B	11,631,365
230	Entergy Corp., 7.625%, 2/17/09	NR	/BBB	14,260,000
48	NRG Energy, Inc., 5.75%, 3/16/09	B2	/CCC+	16,585,938
				42,477,303
	Hand/Machine Tools—0.3%
8	Stanley Works, 6.975%, 5/17/12 (d)	A2	/A	8,425,000
	Insurance—1.3%
405	Metlife, Inc., 6.375%, 8/15/08	NR	/BBB+	12,092,436
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR	/BB+	5,176,875
504	XL Capital Ltd., 7.00%, 2/15/09	A3	/A-	13,777,128
				31,046,439
	Investment Companies—0.4%
175	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIOP	NR	/NR	9,384,375
	Metals & Mining—0.7%
121	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR	/B+	17,170,015
	Oil & Gas—0.5%
104	Chesapeake Energy Corp., 5.00%, 12/31/49	NR	/B	11,332,631
	Pharmaceuticals—0.6%
209	Schering-Plough Corp., 6.00%, 9/14/07	Baa3	/BBB	13,514,676
	Real Estate (REIT)—0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2	/B-	11,688,150

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)		Value
	Retail—0.2%
4	Blockbuster, Inc., 7.50%, 12/31/49	NR	/NR	$4,203,000
	Telecommunications—0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR	/NR	13,796,186
	Waste Disposal—0.5%
40	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3	/B	13,562,475

	Total Convertible Preferred Stock (cost-$379,237,266)			387,219,001

CONVERTIBLE BONDS & NOTES—8.1%
Principal
Amount
(000)
	Banking—0.4%
$ 10,000	UBS AG Jersey, 22.00%, 8/15/07 (b)(c)	NR	/NR	9,537,500
	Commercial Services—1.1%
	Quanta Services, Inc.,
3,000	3.75%, 4/30/26 (b)(c)	NR	/B	4,226,250
7,930	3.75%, 4/30/26, GDR	NR	/B	11,171,388
7,500	Vertrue, Inc., 5.50%, 10/1/10	NR	/B-	9,750,000
				25,147,638
	Computers—1.7%
10,000	DST Systems, Inc., 4.125%, 8/15/23	NR	/NR	16,275,000
12,950	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1	/BBB-	13,273,750
10,100	Maxtor Corp., 6.80%, 4/30/10	Ba1	/NR	10,668,125
				40,216,875
	Electric—0.4%
3,500	PG&E Corp., 9.50%, 6/30/10	NR	/NR	10,867,500
	Electrical Components & Equipment—0.0%
750	General Cable Corp., 0.875%, 11/15/13	B1	/B+	1,259,062
	Electronics—0.1%
1,500	Fisher Scientific International, Inc., 3.25%, 3/1/24	Baa3/BBB		2,145,000
	Hotel/Gaming—0.1%
1,695	Mandalay Resort Group, 6.11%, 3/21/33 (d)	Ba2	/BB	2,398,425
	Oil & Gas—0.6%
8,825	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB		14,075,875
	Real Estate (REIT)—0.5%
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b)(c)	NR	/NR	11,024,750
	Retail—0.5%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2	/B	12,592,000
	Semi-conductors—0.2%
4,500	Intel Corp., 2.95%, 12/15/35	NR	/A-	4,393,125
	Software—0.2%
5,000	Lawson Software, Inc., 2.50%, 4/15/12 (b)(c)	NR	/NR	5,150,000

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)		Value
	Telecommunications—2.3%
$ 10,500	CenturyTel, Inc., 4.75%, 8/1/32	Baa2	/BBB	$11,905,950
3,880	Harris Corp., 3.50%, 8/15/22, GDR	Baa2	/BBB+	9,438,100
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3	/CCC	12,435,500
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3	/BBB	13,930,000
6,500	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3	/B-	6,402,500
				54,112,050

	Total Convertible Bonds & Notes (cost-$178,877,638)			192,919,800

SHORT-TERM INVESTMENT—2.4%
	Time Deposit—2.4%
56,171	Societe Generale—Grand Cayman, 4.66%, 8/1/07 (cost-$56,171,002)			56,171,002

	Total Investments, before call options written
	(cost-$2,342,874,234)—101.3%			2,413,869,213

CALL OPTIONS WRITTEN (e)—(0.3)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
300	strike price $1100, expires 8/3/07			—
250	strike price $1102, expires 8/31/07			(72,250)
	American Stock Exchange Morgan Stanley Cyclical Index,
250	strike price $1090, expires 8/18/07			(110,000)
500	strike price $1110, expires 8/18/07			(65,000)
	American Stock Exchange Oil Flex Index,
250	strike price $1455, expires 8/31/07			(161,250)
250	strike price $1560, expires 9/7/07			(10,500)
	American Stock Exchange Oil Index,
200	strike price $1440, expires 8/18/07			(189,000)
200	strike price $1450, expires 8/18/07			(151,000)
200	strike price $1465, expires 8/3/07			—
150	strike price $1480, expires 8/18/07			(55,500)
150	strike price $1490, expires 8/18/07			(43,125)
300	strike price $1500, expires 8/18/07			(66,000)
250	strike price $1520, expires 9/22/07			(263,750)
300	strike price $1560, expires 9/22/07			(178,500)
200	strike price $1580, expires 9/22/07			(88,000)
	American Stock Exchange Pharmaceutical Index,
1,350	strike price $360, expires 9/22/07			(195,750)
250	strike price $370, expires 9/22/07			(38,750)
	Nasdaq 100 Stock Index,
50	strike price $1975, expires 8/18/07			(99,000)
50	strike price $2000, expires 8/18/07			(58,250)
150	strike price $2100, expires 9/22/07			(145,500)
50	strike price $2150, expires 9/22/07			(19,250)
	Pharmaceutical HOLDRS,
5,000	strike price $101.30, expires 8/24/07			(105,000)

NFJ Dividend, Interest & Premium Strategy Fund
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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
July 31, 2007 (unaudited)

Contracts		Value
	Philadelphia Stock Exchange KBW Bank Sector Flex Index,
2,000	strike price $113, expires 8/10/07	$—
3,000	strike price $113, expires 10/5/07	(540,000)
3,000	strike price $113.75, expires 9/21/07	(309,000)
3,000	strike price $117.50, expires 9/7/07	—
3,000	strike price $117.75, expires 8/3/07	(36,000)
	Philadelphia Stock Exchange KBW Bank Sector Index,
3,000	strike price $116, expires 8/24/07	(18,000)
4,000	strike price $117.50, expires 8/18/07	(40,000)
3,500	strike price $117.50, expires 9/22/07	(175,000)
2,000	strike price $120, expires 8/18/07	(50,000)
2,500	strike price $120, expires 9/22/07	(75,000)
	Philadelphia Stock Exchange Utility Flex Index,
500	strike price $532, expires 8/24/07	(62,000)
	Philadelphia Stock Exchange Utility Index,
500	strike price $535, expires 8/18/07	(182,500)
500	strike price $545, expires 9/22/07	(130,000)
	Standard & Poors 500 Flex Index,
300	strike price $1520, expires 10/5/07	(713,700)
250	strike price $1530, expires 8/31/07	(147,250)
200	strike price $1538, expires 8/10/07	(3,200)
250	strike price $1540, expires 8/3/07	—
	Standard & Poors 500 Index,
200	strike price $1525, expires 8/17/07	(62,000)
200	strike price $1540, expires 8/18/07	(32,000)
200	strike price $1550, expires 8/18/07	(19,000)
300	strike price $1550, expires 9/22/07	(240,000)
200	strike price $1560, expires 8/18/07	(14,500)
300	strike price $1575, expires 9/22/07	(127,500)
100	strike price $1580, expires 9/22/07	(39,000)
100	strike price $1590, expires 9/22/07	(28,000)
	Telecommunication Basket Index,
5,000	strike price $103, expires 9/7/07	(350,000)
5,000	strike price $103.30, expires 10/5/07	(875,000)

	Total Call Options Written (premium received-$24,878,361)	(6,384,025)

	Total Investments, net of call options written
	(cost-$2,317,995,873)—101.0%	2,407,485,188

	Liabilities in excess of other assets—(1.0%)	(25,096,460)

	Net Assets—100.0%	2,382,388,728

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 9

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares
(000)		Value
COMMON STOCK—60.5%
	Aerospace/Defense—3.1%
82	Boeing Co.	$8,439,888
87	L-3 Communications Holdings, Inc.	8,516,988
		16,956,876
	Automotive—1.6%
75	Johnson Controls, Inc. (a)	8,520,195
	Beverages—3.0%
162	Coca-Cola Co.	8,457,453
88	Molson Coors Brewing Co.—Cl. B	7,853,402
		16,310,855
	Chemicals—1.5%
124	Monsanto Co. (a)	8,017,580
	Commercial Services—2.9%
95	Manpower, Inc. (a)	7,533,465
140	McKesson Corp. (a)	8,086,400
		15,619,865
	Computers—3.2%
474	EMC Corp. (a) (e)	8,773,740
77	International Business Machines Corp. (a)	8,486,855
		17,260,595
	Electric—1.4%
90	Constellation Energy Group, Inc.	7,575,520
	Healthcare Products—1.5%
151	Baxter International, Inc. (a)	7,963,640
	Insurance—2.9%
154	Cigna Corp.	7,931,904
86	Prudential Financial, Inc. (a)	7,595,591
		15,527,495
	Iron/Steel—1.2%
67	United States Steel Corp.	6,605,088
	Machinery—4.5%
195	AGCO Corp. (a) (e)	7,497,693
69	Deere & Co. (a)	8,345,106
103	Terex Corp. (a) (e)	8,909,625
		24,752,424
	Metals & Mining—1.6%
93	Freeport-McMoRan Copper & Gold, Inc. (a)	8,740,140
	Miscellaneous Manufacturing—3.1%
232	General Electric Co. (a)	8,976,816
71	Textron, Inc. (a)	8,037,768
		17,014,584
	Oil & Gas—6.3%
87	Diamond Offshore Drilling, Inc. (a)	8,935,388
71	National Oilwell Varco, Inc. (e)	8,491,777
99	Schlumberger Ltd.	9,405,696
115	Valero Energy Corp. (a)	7,672,645
		34,505,506

NFJ Dividend, Interest & Premium Strategy Fund
10 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares
(000)				Value
	Pharmaceuticals—7.3%
141	Abbott Laboratories (a)			$7,152,359
266	Bristol-Myers Squibb Co. (a)			7,551,378
219	Gilead Sciences,Inc. (a) (e)			8,149,647
109	Medco Health Solutions, Inc. (a) (e)			8,882,811
161	Merck & Co., Inc.			7,973,790
				39,709,985
	Retail—1.5%
139	Target Corp. (a)			8,395,002
	Semi-conductors—3.0%
355	Intel Corp.			8,373,290
225	Texas Instruments, Inc. (a)			7,903,674
				16,276,964
	Software—3.0%
276	Microsoft Corp.			7,992,543
443	Oracle Corp. (a) (e)			8,460,600
				16,453,143
	Telecommunications—6.3%
156	Harris Corp. (a)			8,533,840
293	Juniper Networks, Inc. (a) (e)			8,790,264
206	Qualcomm, Inc. (a)			8,592,395
202	Verizon Communications, Inc.			8,609,240
				34,525,739
	Transportation—1.6%
184	CSX Corp. (a)			8,737,663

	Total Common Stock (cost-$341,720,249)			329,468,859

CONVERTIBLE PREFERRED STOCK—28.0%
		Credit Rating
		(Moody’s/S&P)
	Agriculture—1.0%
45	Bunge Ltd., 4.875%, 12/31/49	Ba1	/BB	5,387,200
	Automotive—1.8%
137	Ford Motor Co. Capital Trust, 6.50%, 1/15/32	Caa2	/CCC-	5,171,228
214	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1	/B-	4,750,719
				9,921,947
	Banking—1.0%
44	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL	Aa1	/AA+	5,249,517
	Commercial Services—0.9%
102	United Rentals, Inc., 6.50%, 8/1/28	B3	/B-	4,917,600
	Diversified Financial Services—12.3%
160	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (d)	Aa1	/AA	4,740,800
167	E*Trade Financial Corp., 6.125%, 11/18/08	Ba3	/NR	4,059,656
	Goldman Sachs Group, Inc.,
240	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3	/NR	6,410,670
296	20.00%, 12/31/07, Ser. TWX (Time Warner, Inc.) (f)	Aa3	/NR	5,159,280
147	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (f)	Aa3	/NR	5,679,890

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 11

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
July 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)		Value
	Diversified Financial Services—(continued)
136	Lazard Ltd, 6.625%, 5/15/08	Ba1	/NR	$4,352,581
	Lehman Brothers Holdings, Inc.,
184	6.25%, 10/15/07, Ser. GIS (General Mills, Inc.) (f)	A1	/A+	4,804,784
103	20.00%, 8/15/07, Ser. UTX (United Technologies Corp.) (f)	A1	/A+	6,237,074
145	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (f)	A1	/A+	6,021,022
	Morgan Stanley,
70	20.00%, 12/15/07, Ser. XOM (Exxon Mobile Corp.) (f)	Aa3	/AA-	5,034,393
139	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (f)	Aa3	/AA-	4,796,912
11	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (f)	Aa3	/NR	4,953,442
151	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (f)	Aa3	/NR	4,702,895
				66,953,399
	Electric—2.8%
102	AES Trust III, 6.75%, 10/15/29	B3	/B	4,881,742
82	Entergy Corp., 7.625%, 2/17/09	NR	/BBB	5,093,300
15	NRG Energy, Inc., 5.75%, 3/16/09	B2	/CCC+	5,161,406
				15,136,448
	Insurance—2.8%
157	Metlife, Inc., 6.375%, 8/15/08	NR	/BBB+	4,679,208
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR	/BB+	5,183,150
197	XL Capital Ltd., 7.00%, 2/15/09	A3	/A-	5,400,864
				15,263,222
	Oil & Gas—0.9%
44	Chesapeake Energy Corp., 5.00%, 12/31/49	NR	/B	4,746,938
	Pharmaceuticals—1.0%
84	Schering-Plough Corp., 6.00%, 9/14/07	Baa3	/BBB	5,434,268
	Real Estate (REIT)—0.9%
199	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2	/B-	4,997,363
	Retail—0.7%
4	Blockbuster, Inc., 7.50%, 12/31/49	NR	/NR	3,793,208
	Telecommunications—1.0%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR	/NR	5,679,713
	Waste Disposal—0.9%
15	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3	/B	4,962,786

	Total Convertible Preferred Stock (cost-$160,358,689)			152,443,609

CONVERTIBLE BONDS & NOTES—6.7%
Principal
Amount
(000)
	Banking—0.9%
$ 5,125	UBS AG Jersey, 22.00%, 8/15/07 (b)(c)	NR	/NR	4,887,969
	Commercial Services—0.9%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B2	/B-	5,183,040
	Computers—1.0%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba1	/NR	5,202,031

NFJ Dividend, Interest & Premium Strategy Fund
12 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
July 31, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)		Value
	Electric—0.9%
$1,540	PG&E Corp., 9.50%, 6/30/10	NR	/NR	$4,781,700
	Oil & Gas—1.1%
3,775	Devon Energy Corp., 4.95%, 8/15/08	Baa2	/BBB	6,021,125
	Telecommunications—1.9%
4,340	CenturyTel, Inc., 4.75%, 8/1/32	Baa2	/BBB	4,921,126
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3	/CCC	5,525,850
				10,446,976

	Total Convertible Bonds & Notes (cost-$37,151,885)			36,522,841

CORPORATE BONDS & NOTES—1.8%
	Paper Products—0.1%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2	/B+	940,000
	Pipelines—0.7%
4,340	Dynergy Holdings, Inc., 7.75%, 6/1/19 (b)	B2	/B-	3,754,100
	Telecommunications—1.0%
5,000	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B2	/B+	5,287,500

	Total Corporate Bonds & Notes (cost-$10,220,206)			9,981,600

U.S. GOVERNMENT SECURITIES—2.6%
14,000	U.S. Treasury Notes, 10.375%, 11/15/12 (cost-$14,527,188)			14,222,040

SHORT-TERM INVESTMENT—0.8%
	Time Deposit—0.8%
4,595	Bank of America, 4.66%, 8/1/07 (cost-$4,595,207)			4,595,207

	Total Investments, before call options written
	(cost-$568,573,424)—100.4%			547,234,156

CALL OPTIONS WRITTEN (d)—(0.7)%
Contracts
980	Abbott Laboratories, strike price $60, expires 8/18/07			(4,900)
1,365	AGCO Corp., strike price $50, expires 11/17/07			(68,250)
1,058	Baxter International, Inc., strike price $60, expires 11/17/07			(79,350)
1,860	Bristol-Myers Squibb Co., strike price $35, expires 8/18/07			(9,300)
1,292	CSX Corp., strike price $50, expires 8/18/07			(90,440)
485	Deere & Co., strike price $130, expires 9/22/07			(160,050)
607	Diamond Offshore Drilling, Inc., strike price $110, expires 9/22/07			(218,520)
3,326	EMC Corp., strike price $19, expires 10/20/07			(382,490)
650	Freeport-McMoRan Cooper & Gold, Inc., strike price $105, expires 11/17/07			(409,500)
1,622	General Electric Co., strike price $40, expires 9/22/07			(137,870)
1,528	Gilead Sciences, Inc., strike price $42.50, expires 8/18/07			(10,696)
1,090	Harris Corp., strike price $65, expires 11/17/07			(109,000)
535	International Business Machines Corp., strike price $120, expires 10/20/07			(104,325)
528	Johnson Controls, Inc., strike price $125, expires 10/20/07			(163,680)

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 13

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
July 31, 2007 (unaudited)
Contracts		Value
2,050	Juniper Networks, Inc., strike price $35, expires 10/20/07	$(194,750)
666	Manpower, Inc., strike price $95, expires 9/22/07	(16,650)
980	McKesson Corp., strike price $65, expires 8/18/07	(14,700)
764	Medco Health Solutions, Inc., strike price $85, expires 8/18/07	(49,660)
870	Monsanto Co., strike price $75, expires 10/20/07	(108,750)
3,094	Oracle Corp., strike price $20, expires 9/22/07	(185,640)
600	Prudential Financial, Inc., strike price $105, expires 8/18/07	(6,000)
1,445	Qualcomm, Inc., strike price $47.50, expires 10/20/07	(122,825)
695	Schlumberger Ltd., strike price $100, expires 11/17/07	(394,065)
969	Target Corp., strike price $67.50, expires 8/18/07	(19,380)
725	Terex Corp., strike price $95, expires 10/20/07	(319,000)
1,565	Texas Instruments, Inc., strike price $40, expires 10/20/07	(75,120)
500	Textron, Inc., strike price $130, expires 9/22/07	(65,000)
803	Valero Energy Corp., strike price $80, expires 9/22/07	(60,225)

	Total Call Options Written (premium received-$5,293,438)	(3,580,136)

	Total Investments, net of call options written
	(cost-$563,279,986)—99.7%	543,654,020

	Other assets less liabilities—0.3%	1,370,203

	Net Assets—100.0%	$545,024,223

Notes to Schedules of Investments:

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Private Placement. Restricted as to resale and may not have a readily available market.
For the NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, securities with an aggregate market value of $29,938,500 and $4,887,969, representing 1.26% and 0.90% of net assets, respectively, are restricted.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on July 31, 2007.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NR — Not Rated
REIT — Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund
14 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of Assets
July 31, 2007 (unaudited)	and Liabilities

	NFJ Dividend,	Nicholas-Applegate
	Interest &	Equity &
	Premium Strategy	Convertible Income
	Fund	Fund
Assets:
Investments, at value (cost—$2,342,874,234 and $568,573,424,
respectively)	$2,413,869,213	$547,234,156
Dividends and interest receivable	6,058,712	2,069,376
Receivable for investments sold	3,902,218	—
Prepaid expenses	35,838	18,057
Total Assets	2,423,865,981	549,321,589

Liabilities:
Payable for investments purchased	32,879,423	—
Call options written, at value (premiums received—$24,878,361 and
$5,293,438, respectively)	6,384,025	3,580,136
Investment management fees payable	1,887,674	478,210
Offering expenses payable	—	42,308
Accrued expenses	326,131	196,712
Total Liabilities	41,477,253	4,297,366
Net Assets	$2,382,388,728	$545,024,223

Composition of Net Assets
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and
22,304,189 shares issued and outstanding, respectively)	$945	$223
Paid-in-capital in excess of par	2,253,871,358	531,397,289
Undistributed net investment income	5,096,919	2,079,693
Accumulated net realized gain	33,930,191	31,172,984
Net unrealized appreciation (depreciation) of investments and
call options written	89,489,315	(19,625,966)
Net Assets	$2,382,388,728	$545,024,223
Net Asset Value Per Share	$25.20	$24.44

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 15

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of
For the periods indicated (unaudited)	Operations

	NFJ Dividend,	Nicholas-Applegate
	Interest &	Equity &
	Premium Strategy	Convertible Income
	Fund	Fund
		For the period
	Six Months	February 27, 2007*
	ended	through
	July 31, 2007	July 31, 2007
Investment Income:
Dividends	$44,387,624	$8,125,333
Interest	6,274,499	2,302,404
Consent and other fee income	184,179	71,583
Total Investment Income	50,846,302	10,499,320

Expenses:
Investment management fees	11,003,671	2,289,492
Custodian and accounting agent fees	255,213	99,975
Shareholder communications	249,992	45,725
Trustees’ fees and expenses	112,754	21,235
Legal fees	41,895	10,850
New York Stock Exchange listing fees	38,884	—
Audit and tax services	34,340	41,385
Insurance expense	20,753	—
Transfer agent fees	14,019	13,640
Miscellaneous	15,402	12,710
Total expenses	11,786,923	2,535,012

Net Investment Income	39,059,379	7,964,308

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	135,133,642	49,392,760
Call options written	(72,058,586)	(11,558,285)
Net change in unrealized appreciation/depreciation of:
Investments	(74,671,315)	(21,339,268)
Call options written	22,581,266	1,713,302
Net realized and change in unrealized gain on investments and
call options written	10,985,007	18,208,509
Net Increase in Net Assets Resulting from Investment Operations	$50,044,386	$26,172,817

* Commencement of Operations.

NFJ Dividend, Interest & Premium Strategy Fund
16 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Statements of Changes
in Net Assets

			Nicholas-Applegate
	NFJ Dividend,		Equity & Convertible
	Interest & Premium Strategy Fund		Income Fund
			For the period
	Six Months		February 27, 2007*
	ended		through
	July 31, 2007	Year ended	July 31, 2007
	(unaudited)	January 31, 2007	(unaudited)
Investment Operations:
Net investment income	$39,059,379	$71,327,166	$7,964,308
Net realized gain on investments and call
options written	63,075,056	127,634,870	37,834,475
Net change in unrealized appreciation/depreciation
of investments and call options written	(52,090,049)	145,481,658	(19,625,966)
Net increase in net assets resulting from
investment operations	50,044,386	344,443,694	26,172,817

Dividends and Distributions to Shareholders from:
Net investment income	(43,698,795)	(69,190,683)	(5,884,615)
Net realized gains	(55,551,747)	(129,310,401)	(6,661,491)
Total dividends and distributions to shareholders	(99,250,542)	(198,501,084)	(12,546,106)

Capital Share Transactions:
Net proceeds from the sale of common stock	—	—	532,412,500
Offering costs charged to paid-in capital in
excess of par	—	—	(1,115,000)
Net increase from capital share transactions	—	—	531,297,500
Total increase (decrease) in net assets	(49,206,156)	145,942,610	544,924,211

Net Assets:
Beginning of period	2,431,594,884	2,285,652,274	100,012
End of period (including undistributed net
investment income of $5,096,919, $9,736,335,
and $2,079,693 respectively)	$2,382,388,728	$2,431,594,884	$545,024,223
Shares issued:	—	—	22,300,000

* Commencement of operations

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 17

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial
July 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies

NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, collectively referred to as the “Funds”, were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate par of $100,012, for each fund, to Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Nicholas-Applegate Equity & Convertible Income Fund issued 20,300,000 shares of common stock in its initial public offering. An additional 2,000,000 shares were issued in connection with the underwriterís over-allotment option. These shares were all issued at $25.00 per share before an underwriting discount of $1.125 per share. Offering costs of $1,115,000 (representing $0.05 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par.

NFJ Dividend, Interest & Premium Strategy Fund’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options and equity indexes in an attempt to generate gains from option premiums.

Nicholas Applegate Equity & Convertible Income Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. The Fund will pursue its objective by investing in a diversified portfolio of equity securities and income producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Funds’ financial statements at July 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

NFJ Dividend, Interest & Premium Strategy Fund
18 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial
July 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Each Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on corporate bonds and notes purchased are accreted or amortized, respectively to interest income over the lives of the respective securities using the effective interest method. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions to shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Call Option Transactions
The Funds employ a strategy of writing (selling) call options on equities and/or equity indexes in an attempt to generate gains from option premiums. When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option. Premiums received from writing options, which expire unexercised, are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or index option in determining whether there has been a realized gain or loss.

The Funds, as writers of call options, may have no control over whether the underlying securities or index option may be sold (called). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or index underlying the written call options.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 19

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial
July 31, 2007 (unaudited)	Statements

1. Organization and Significant Accounting Policies (continued)

(f) Concentration of Risk
It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments include features which render them more sensitive to price changes in their underlying securities. Consequently, the Funds are exposed to greater downside risk than traditional debt securities, but still less than that of the underlying common stock.

2. Investment Manager/Sub-Advisers
Each Fund has entered into Investment Management Agreements (the “Agreements”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to the Agreements, the NFJ Dividend, Interest & Premium Strategy Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. The Nicholas-Applegate Equity & Convertible Income Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any preferred shares and borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). The Investment Manager has retained its affiliates, NFJ Investment Group L.P (“NFJ”), Nicholas-Applegate Capital Management LLC (“NACM”), and Oppenheimer Capital LLC (“OCC”) (the “Sub-Advisers”), to manage the NFJ Dividend, Interest & Premium Strategy Fund’s equity component, convertible component and index option strategy, respectively. NACM serves as the sole sub-adviser to the Nicholas-Applegate Equity & Convertible Income Fund. Subject to the supervision of the Investment Manager, NFJ, NACM and OCC make all of NFJ Dividend, Interest & Premium Strategy Funds investment decisions in connection with their respective components of the Funds’ investments. Subject to the supervision of the Investment Manager, NACM is responsible for making all of Nicholas-Applegate Equity & Convertible Income Funds’ investment decisions. For their services, pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays each of the Sub-Advisers an annual fee payable on a monthly basis.

3. Investment in Securities
For the six months ended July 31, 2007, and for the period February 27, 2007 (commencement of operations) through July 31, 2007 for NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, respectively, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

	NFJ Dividend,	Nicholas-Applegate
	Interest & Premium	Equity & Convertible
	Strategy Fund	Income Fund
Purchases	$1,100,699,738	$1,281,503,803
Sales	1,028,634,300	781,579,323

For the six months ended July 31, 2007, and for the period February 27, 2007 (commencement of operations) through July 31, 2007 for NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Income Fund, respectively, purchases and sales of U.S. government obligations were:

	NFJ Dividend,	Nicholas-Applegate
	Interest & Premium	Equity & Convertible
	Strategy Fund	Income Fund
Purchases	—	$49,807,500
Sales	—	35,127,188

(a) Transactions in call options written for the six months ended July 31, 2007:

NFJ Dividend, Interest & Premium Strategy Fund:	Contracts	Premiums
Options outstanding, January 31, 2007	56,880	$25,702,860
Options written	166,657	71,438,540
Options terminated in closing purchase transactions	(97,607)	(51,350,179)
Options expired	(72,180)	(20,912,860)
Options Options outstanding, expired July 31, 2007	53,750	$24,878,361

NFJ Dividend, Interest & Premium Strategy Fund
20 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

NFJ Dividend, Interest & Premium Strategy Fund
Nicholas-Applegate Equity & Convertible Income Fund	Notes to Financial
July 31, 2007 (unaudited)	Statements

3. Investment in Securities (continued)

Transactions in call options written for the period February 27, 2007 (commencement of operations) through July 31, 2007:

Nicholas-Applegate Equity & Convertible Income Fund:	Contracts	Premiums
Options outstanding, February 27, 2007*	—	$—
Options written	148,580	23,287,087
Options terminated in closing purchase transactions	(87,927)	(15,394,739)
Options expired	(27,920)	(2,587,813)
Options exercised	(81)	(11,097)
Options Options outstanding, exercised July 31, 2007	32,652	$5,293,438

*Commencement of operations

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007 were:

				Net
		Gross	Gross	Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
	Investments	Appreciation	Depreciation	(Depreciation)
NFJ Dividend, Interest & Premium
Strategy	$2,342,874,234	$160,961,430	$89,966,451	$70,994,979
Nicholas-Applegate Equity &
Convertible Income	568,573,424	7,033,087	28,372,355	(21,339,268)

5. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC, PEA Capital LLC and Allianz Global), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. Subsequent to these events PEA Capital LLC deregistered and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Advisers and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” and “revenue sharing/shelf-space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the U.S. District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or their affiliates or related injunctions.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 21

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights
For a share outstanding throughout each period:
	Six Months			For the Period
	ended			February 28, 2005*
	July 31, 2007		Year ended	through
	(unaudited)		January 31, 2007	January 31, 2006
Net asset value, beginning of period	$25.72		$24.18	$23.88	**
Investment Operations:
Net investment income	0.41		0.75	0.70
Net realized and change in unrealized gain on investments,
call options written and short sales	0.12		2.89	1.28
Total from investment operations	0.53		3.64	1.98
Dividends and Distributions to Shareholders from:
Net investment income	(0.46)		(0.73)	(0.65)
Net realized gains	(0.59)		(1.37)	(1.00)
Total dividends and distributions to shareholders	(1.05)		(2.10)	(1.65)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	(0.03)
Net asset value, end of period	$25.20		$25.72	$24.18
Market price, end of period	$23.77		$25.87	$22.20
Total Investment Return (1)	(4.38)%		27.15%	(4.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$2,382,389		$2,431,595	$2,285,652
Ratio of expenses to average net assets	0.96	%(2)	0.95%	0.94	%(2)
Ratio of net investment income to average net assets	3.19	%(2)	3.08%	3.27	%(2)
Portfolio turnover	43%		69%	97%
*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
22 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 | See accompanying Notes to Financial Statements

Nicholas-Applegate Equity & Convertible Income Fund Financial Highlights
For a share outstanding for the period February 27, 2007* through July 31, 2007 (unaudited):
Net asset value, beginning of period	$23.88	**
Investment Operations:
Net investment income	0.35
Net realized and unrealized gain on investments and call options written	0.82
Total from investment operations	1.17
Dividends and Distributions to Shareholders from:
Net investment income	(0.26)
Net realized gains	(0.30)
Total dividends and distributions to shareholders	(0.56)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	(0.05)
Net asset value, end of period	$24.44
Market price, end of period	$23.47
Total Investment Return (1)	(4.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$545,024
Ratio of expenses to average net assets	1.11	%(2)
Ratio of net investment income to average net assets	3.48	%(2)
Portfolio turnover	165%
*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return of a period of less than one year is not annualized.
(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 23

NFJ Dividend, Interest & Premium Strategy Fund	Annual Shareholder
July 31, 2007 (unaudited)	Meeting Results

The Fund held its annual meeting of shareholders on May 31, 2007. Shareholders voted to re-elect R. Peter Sullivan III and John J. Dalessandro II and elect William B. Ogden IV and John C. Maney as trustees as indicated below.

		Withheld
	Affirmative	Authority
Re-election of R. Peter Sullivan III—Class II to serve until 2010	86,723,610	838,426
Re-election of John J. Dalessandro II—Class II to serve until 2010	86,674,255	887,781
Election of William B. Ogden IV—Class I to serve until 2009	86,738,716	823,320
Election of John C. Maney—Class III to serve until 2008	86,738,396	823,640

Paul Belica, Robert E. Connor and Hans W. Kertess continue to serve as Trustees of the Fund.

Subsequent Dividend Declarations

On September 14, 2007 the following quarterly dividends were declared to shareholders, payable September 2, 2007 to shareholders of record on September 24, 2007:

NFJ Dividend, Interest & Premium Strategy	$ 0.525 per share
Nicholas-Applegate Equity & Convertible Income	$0.5625 per share

NFJ Dividend, Interest & Premium Strategy Fund
24 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

NFJ Dividend, Interest & Premium Strategy Fund	Matters Relating to the
Trustees Consideration of the
Advisory & Sub-Advisory
Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Advisers. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Advisers under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 25

NFJ Dividend, Interest & Premium Strategy Fund	Matters Relating to the Trustees Consideration of the Advisory & Sub-Advisory Agreements (unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance and total expense ratio. The Trustees noted that while the Fund was not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that the Fund had significantly outperformed its peer group’s median and low returns but had underperformed its peer group’s high returns for the one-year period ended March 31, 2007. The Trustees also noted that the Fund’s expense ratio was significantly below the high and median for its peer group and was above the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Advisers’ responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund was generally higher than the fees paid by these other clients of the Sub-Advisers, but were advised that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund was subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund was generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund do not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Fund.

NFJ Dividend, Interest & Premium Strategy Fund
26 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to the
Trustees Consideration
of the Advisory & Sub-
Advisory Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with Allianz Global Investors Fund Management LLC (the “Investment Manager”); the Sub-Advisory Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements ”) between the Investment Manager and Nicholas-Applegate Capital Management LLC (“NACM” or the “Sub-Adviser). The Trustees met on February 20, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved.

In connection with their deliberations regarding the approval of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Fund identified by Lipper Inc., (ii) information on the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, including institutional separate accounts and other clients, (iv) an estimate of the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Fund (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the approval of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

NFJ Dividend, Interest & Premium Strategy Fund
| 7.31.07 |	Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report 27

Nicholas-Applegate Equity & Convertible Income Fund	Matters Relating to the
Trustees Consideration
of the Advisory & Sub-
Advisory Agreements
(unaudited) (continued)

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average daily total managed assets and the total expense ratios of comparable funds identified by Lipper Inc.

For the Fund, the Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to the total expense ratio. The Trustees noted that while the Fund was not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expense ratio of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management, administrative services and non-management fee would be subsumed within the total expense ratio.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund was generally higher than the fees paid by these other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund was also relatively higher, due in part to the more extensive regulatory regime to which the Fund was subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund was generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on the profitability analysis provided by the Investment Manager, the Trustees also considered the estimate of the profitability of the Investment Manager and the Sub-Adviser from their relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, a closed-end investment company, the Fund does not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through investment performance. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Fund.

NFJ Dividend, Interest & Premium Strategy Fund
28 Nicholas-Applegate Equity & Convertible Income Fund Semi-Annual Report | 7.31.07 |

Trustees and Principal Officers

Hans W. Kertess	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
Robert E. Connor	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
John J. Dalessandro II	Scott Whisten
Trustee	Assistant Treasurer
John C. Maney	Youse E. Guia
Trustee	Chief Compliance Officer
William B. Ogden IV	Kathleen A. Chapman
Trustee	Assistant Secretary
R. Peter Sullivan III	William V. Healey
Trustee	Assistant Secretary
Richard H. Kirk
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Advisers
NFJ Investment Group L.P.
2100 Ross Avenue, Suite 1840
Dallas, Texas 75201

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Floor
San Diego, California 92101

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, New York 10105

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Plac
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and Nicholas-Applegate Equity & Convertible Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its common stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On January 18, 2007, and on June 15, 2007, Nicholas-Applegate Equity & Convertible Fund and NFJ Dividend, Interest & Premium Strategy Fund respectively, submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

               Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

               Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

               Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

               Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

               Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

               Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

               None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.3a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NFJ Dividend, Interest &
                      Premium Strategy Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 9, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 9, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 9, 2007